Cash, Cash Equivalents and Restricted Cash	9 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents and Restricted Cash
4.
Cash, cash equivalents and restricted cash

	As of December 31, 2023	As of March 31, 2023
Balances with banks
In current accounts	9,402,795	588,347
Cash in hand	3,902	993
	9,406,697	589,340
Restricted cash and cash equivalents (non - current)	427,697	542,490